1. DESCRIPTION OF BUSINESS (Details Narrative) (USD $)	9 Months Ended		10 Months Ended	12 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Description Of Business Details Narrative
Net assets during merger				$ 1,401
Cash received in merger transaction	0	0	0	3,721	3,721
Trade liabilities, merger				$ 2,320